UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM I3F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [   ]; Amendment Number:  __________

This Amendment  (Check only one.):            [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Joseph Stilwell
Address:             26 Broadway, 23rd Floor
                     New York, NY 10004

Form 13F File Number: 028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joseph Stilwell
Title:
                     ---------------------

Phone:               212-269-5800

Signature, Place, and Date of Signing:

  /s/ Joseph Stilwell            New York, NY              July 30, 2009
------------------------      --------------------      --------------------
      [Signature]               [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     52

Form 13 Information Table Value Total:      $10,567,395

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Form 13F File Number      Name

         1      028-12466                 Stilwell Value LLC (1)








(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, L.P., Stilwell Value Partners I, L.P., Stilwell Value Partners II, L.P., Stilwell Value Partners III, L.P., Stilwell Value Partners IV, L.P., Stilwell Value Partners V, L.P., and Stilwell Value Partners VI, L.P. (together the "Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners L.P. ("SPLP"), the managing member of Stilwell Advisors LLC, which is the general partner of Stilwell Associates Insurance Fund of the S.A.L.I. Multi-Series Fund L.P. ("S.A.L.I."), and the managing member of Stilwell Management LLC, the manager of Stilwell Offshore Fund Ltd. ("Offshore" and, together with the Value Funds, SPLP and S.A.L.I., the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds, SPLP, S.A.L.I. or Offshore individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds, has such discretion.


                                                      FORM 13F INFORMATION TABLE
---------------------------------- ---------- --------- ---------- ------- --------- -------- ---------- ---------------------------
               NAME OF ISSUER        CUSIP    MKT VALUE  SHARES/    SH PRN  PUT/CALL INV DISC OTHER MGRS       VOTING AUTHORITY
                                               (000's)   PRN AMT                                            SOLE     SHARED   OTHER
---------------------------------- ---------- --------- ---------- ------- --------- -------- ---------- --------- --------- -------

ABINGTON BANCORP INC               00350L109      314     39,400      SH             Defined               39,400
ALLIANCE BANCORP INC PA            018921106    3,244    381,078      SH             Defined      1       381,078
ALLIANCE BANCORP INC PA            018921106      102     12,000      SH             Defined               12,000
AMERICAN PHYSICIANS CAPITAL INC    028884104    1,371     35,000      SH             Defined      1        35,000
AMERICAN PHYSICIANS CAPITAL INC    028884104   33,442    853,976      SH             Defined              853,976
ATLANTIC COAST FED CORP            048425102       37     17,393      SH             Defined               17,393
BANK MUTUAL CORP NEW               063750103      174     20,000      SH             Defined               20,000
BCSB BANCORP INC                   055367106      161     20,000      SH             Defined               20,000
BENEFICIAL MUTUAL BANCORP INC      08173R104      235     24,460      SH             Defined               24,460
CENTRAL BANCORP INC-MASS           152418109    1,058    132,300      SH             Defined      1       132,300
CLIFTON SVGS BANCORP INC           18712Q103      113     10,480      SH             Defined               10,480
CMS BANCORP INC                    12600U102      105     15,000      SH             Defined               15,000
ESSA BANCORP INC                   29667D104      478     35,000      SH             Defined               35,000
FIRST CLOVER LEAF FINANCIAL CORP   31969M105      290     40,902      SH             Defined      1        40,902
FIRST FINANCIAL NORTHWEST INC      32022K102      196     25,000      SH             Defined               25,000
FIRST KEYSTONE FINANCIAL INC       320655103      762     82,390      SH             Defined      1        82,390
FIRST PACTRUST BANCORP INC         33589V101       69     10,000      SH             Defined               10,000
FIRST PACTRUST BANCORP INC         33589V101      721    106,219      SH             Defined      1       106,219
FIRST SAVINGS FINANCIAL GROUP INC  33621E109    1,886    191,521      SH             Defined      1       191,521
FIRST SAVINGS FINANCIAL GROUP INC  33621E109      197     20,000      SH             Defined               20,000
FIRST SAVINGS FINANCIAL GROUP INC  33621E109      197     20,000      SH             Defined               20,000
FOX CHASE BANCORP                  35137P106      144     15,000      SH             Defined               15,000
GS FINANCIAL CORP                  362274102    1,444     88,612      SH             Defined      1        88,612
HAMPDEN BANCORP INC                40867E107      198     20,000      SH             Defined               20,000
HOPFED BANCORP INC                 439734104    1,117    114,800      SH             Defined      1       114,800
HOPFED BANCORP INC                 439734104       97     10,000      SH             Defined               10,000
IBERIABANK CORP                    450828108      394     10,000      SH             Defined      1        10,000
KINGSWAY FINANCIAL SERVICES INC    496904103   13,553  4,725,000      SH             Defined      1     4,725,000
KINGSWAY FINANCIAL SERVICES INC    496904103      287    100,000      SH             Defined              100,000
LAKE SHORE BANCORP INC             510700107      290     40,000      SH             Defined      1        40,000
LOUISIANA BANCORP INC              54619P104      789     59,100      SH             Defined      1        59,100
MALVERN FEDERAL BANCORP INC        561410101      195     20,000      SH             Defined               20,000
MALVERN FEDERAL BANCORP INC        561410101    5,283    541,800      SH             Defined      1       541,800
MALVERN FEDERAL BANCORP INC        561410101      185     19,000      SH             Defined               19,000
MERIDIAN INTERSTAT BANCORP INC     58964Q104      596     80,000      SH             Defined               80,000
MSB FINANCIAL CORP                 55352P102    2,239    255,301      SH             Defined      1       255,301
MUTUALFIRST FINL INC               62845B104       90     10,000      SH             Defined               10,000
MUTUALFIRST FINL INC               62845B104    1,725    192,500      SH             Defined      1       192,500
NAUGATUCK VY FINL CORP             639067107       80     13,975      SH             Defined               13,975
NEWPORT BANCORP INC                651754103      180     15,000      SH             Defined               15,000
NORTHEAST CMNTY BANCORP INC        664112109       81     10,000      SH             Defined               10,000
NORTHEAST CMNTY BANCORP INC        664112109    8,684  1,070,800      SH             Defined      1     1,070,800
NORTHWEST BANCORP INC PA           667328108      718     38,091      SH             Defined               38,091
OSAGE BANCSHARES INC               68764U106      770    100,000      SH             Defined              100,000
OSAGE BANCSHARES INC               68764U106      128     15,138      SH             Defined      1        15,138
PRUDENTIAL BANCORP INC PA          744319104    6,868    581,525      SH             Defined      1       581,525
ROMA FINANCIAL CORP                77581P109      637     50,000      SH             Defined               50,000
SOUTHERN CONNECTICUT BANCORP INC   84264A102      471     86,500      SH             Defined      1        86,500
TECHE HOLDING CO                   878330109    1,240     37,452      SH             Defined      1        37,452
TF FINANCIAL CORP                  872391107    1,422     80,682      SH             Defined      1        80,682
TFS FINL CORP                      87240R107      531     50,000      SH             Defined               50,000
WAYNE SVGS BANCSHARES INC NEW      94624Q101      147     25,000      SH             Defined               25,000
